Production, Operating and Transportation and Selling, General, and Administrative Expenses - Selling, general and administrative (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Employee costs(1)	CAD 395	CAD 319
Stock-based compensation expense(2)	45	33
Contract services	100	85
Equipment rentals and leases	37	36
Maintenance and other	73	71
Total selling, general and administrative expenses	CAD 650	CAD 544